Changes in Accumulated Other Comprehensive Income - Schedule of Changes in AOCI(L) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Defined benefit pension, balance January 1	$ (13,101)	$ (13,656)
Foreign currency translation, balance January 1	17,821	11,702
Total, balance January 1	4,720	(1,954)
Other comprehensive income (loss) before reclassifications, defined benefit plan	0	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	(7,078)	6,119
Total, other comprehensive income (loss) before reclassifications	(7,078)	6,119
Amounts reclassified from accumulated other comprehensive income (loss)	(1,911)	555
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Total, amounts reclassified from accumulated other comprehensive income (loss)	(1,911)	555
Defined benefit pension, other comprehensive income (loss)	(1,911)	555	$ (1,336)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(7,078)	6,119
Total, other comprehensive income (loss)	(8,989)	6,674
Defined benefit pension, balance December 31	(15,012)	(13,101)	(13,656)
Foreign currency translation, balance December 31	10,743	17,821	11,702
Total, balance December 31	$ (4,269)	$ 4,720	$ (1,954)